DEBT - Debt Covenants (Details)	Dec. 31, 2024
Debt Disclosure [Abstract]
Covenant EBITDA to consolidated interest expense, Covenant Requirement	2.5
Covenant EBITDA to consolidated interest expense, Actual ratio	7.1
Covenant EBITDA to consolidated interest expense, Favorable	4.6
Covenant debt to net worth plus covenant debt, Covenant Requirement	0.65
Covenant debt to net worth plus covenant debt, Actual ratio	0.38
Covenant debt to net worth plus covenant debt, favorable	0.27